Segment Information - Schedule of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 9,075	$ 59,472	$ 35,404	$ 21,223	$ 56,627	$ 53,205	$ 116,099	$ 157,110	$ 89,360
Operating Segments
Segment Reporting Information [Line Items]
Revenues	9,075	59,472				53,205	116,099
Sell-side advertising
Segment Reporting Information [Line Items]
Revenues								122,434	60,011
Sell-side advertising | Operating Segments
Segment Reporting Information [Line Items]
Revenues	2,202	51,622				33,001	89,006
Buy-side advertising
Segment Reporting Information [Line Items]
Revenues								$ 34,676	$ 29,349
Buy-side advertising | Operating Segments
Segment Reporting Information [Line Items]
Revenues	$ 6,873	$ 7,850				$ 20,204	$ 27,093